Employee share scheme reserve - Summary of exercise price of the options (Details)	12 Months Ended
	Dec. 31, 2022 shares Options $ / shares	Dec. 31, 2021 shares Options $ / shares	Dec. 31, 2020 shares Options $ / shares
Employee share scheme reserve
Balance Beginning Number of options | Options	8,514,500	4,466,470
Balance Ending Number of options | Options	10,866,324	8,514,500	4,466,470
Share Option [Member]
Employee share scheme reserve
Beginning balance - Average exercise price per share Option | $ / shares	$ 1.609	$ 2.300	$ 1.460
Granted during the year - Average exercise price per share Option | $ / shares	6.710	1.700	2.360
Exercised during the year - Average exercise price per share Option | $ / shares	0.001
Forfeited during the year - Average exercise price per share Option | $ / shares	3.948	2.008	1.960
Ending balance - Average exercise price per share Option | $ / shares	3.554	1.609	2.300
Vested and exercisable - Average exercise price per share Option | $ / shares	$ 1.364	$ 1.230	$ 1.250
Balance Beginning Number of options | shares	8,514,500	4,466,470	2,908,189
Granted during the year Number of options | shares	5,324,390	5,849,416	3,423,086
Exercised during the year Number of options | shares	(986,733)		(833,500)
Forfeited during the year Number of options | shares	(1,985,833)	(1,801,386)	(1,031,305)
Balance Ending Number of options | shares	10,866,324	8,514,500	4,466,470
Vested and exercisable Number of options | shares	3,780,424	3,575,348	883,328